Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Income Portfolio

September 30, 2020

VIPFINC-QTLY-1120
1.822341.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	18,508	$827,317
VIP Equity-Income Portfolio Initial Class (a)	41,544	869,926
VIP Growth & Income Portfolio Initial Class (a)	51,246	993,150
VIP Growth Portfolio Initial Class (a)	9,154	846,644
VIP Mid Cap Portfolio Initial Class (a)	7,549	241,432
VIP Value Portfolio Initial Class (a)	49,530	638,446
VIP Value Strategies Portfolio Initial Class (a)	29,335	312,422
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,738,637)		4,729,337

International Equity Funds - 13.2%
VIP Emerging Markets Portfolio Initial Class (a)	445,385	5,371,339
VIP Overseas Portfolio Initial Class (a)	152,845	3,636,191
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,082,683)		9,007,530

Bond Funds - 57.2%
Fidelity Inflation-Protected Bond Index Fund (a)	741,801	8,144,971
Fidelity Long-Term Treasury Bond Index Fund (a)	92,097	1,553,676
VIP High Income Portfolio Initial Class (a)	259,016	1,362,424
VIP Investment Grade Bond Portfolio Initial Class (a)	1,974,432	27,859,230
TOTAL BOND FUNDS
(Cost $35,399,208)		38,920,301

Short-Term Funds - 22.7%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $15,446,047)	15,446,047	15,446,047
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $61,666,575)		68,103,215
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,713)
NET ASSETS - 100%		$68,095,502

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,968,463	$3,654,894	$3,115,353	$16,480	$11,414	$625,553	$8,144,971
Fidelity Long-Term Treasury Bond Index Fund	1,464,713	900,643	1,086,259	23,510	86,299	188,280	1,553,676
VIP Contrafund Portfolio Initial Class	646,934	810,154	769,278	4,193	73,361	66,146	827,317
VIP Emerging Markets Portfolio Initial Class	3,527,180	3,846,023	2,023,837	331,946	(44,137)	66,110	5,371,339
VIP Equity-Income Portfolio Initial Class	683,365	949,209	695,966	33,917	(25,400)	(41,282)	869,926
VIP Government Money Market Portfolio Initial Class 0.01%	13,672,664	9,261,076	7,487,693	46,019	--	--	15,446,047
VIP Growth & Income Portfolio Initial Class	779,128	1,086,598	785,306	43,353	55,685	(142,955)	993,150
VIP Growth Portfolio Initial Class	661,184	855,290	794,322	62,794	155,627	(31,135)	846,644
VIP High Income Portfolio Initial Class	1,164,339	750,549	519,759	9,265	(18,987)	(13,718)	1,362,424
VIP Investment Grade Bond Portfolio Initial Class	23,759,506	12,473,385	10,065,932	111,897	(19,480)	1,711,751	27,859,230
VIP Mid Cap Portfolio Initial Class	189,779	222,925	181,155	336	(6,678)	16,561	241,432
VIP Overseas Portfolio Initial Class	3,774,439	2,586,345	2,773,759	18,049	(121,465)	170,631	3,636,191
VIP Value Portfolio Initial Class	502,068	679,562	477,143	21,707	(14,383)	(51,658)	638,446
VIP Value Strategies Portfolio Initial Class	246,043	321,067	219,253	13,941	(9,950)	(25,485)	312,422
Total	$58,039,805	$38,397,720	$30,995,015	$737,407	$121,906	$2,538,799	$68,103,215

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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